INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Non-capital losses (Canada)	$60	$41
Capital losses (Canada)	33	34
Net operating losses (United States)	351	291
Non-capital losses (foreign)	107	94
Tax credit carryforwards	27	36
Foreign currency	10	4
Other	43	16
	631	516
Deferred income tax (liabilities):
Properties	(3,146)	(2,894)
	(3,146)	(2,894)
Net deferred tax (liability)	$(2,515)	$(2,378)

The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2018	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2019
Deferred tax assets	$516	$117	$—	$(7)	$5	$—	$631
Deferred tax (liabilities)	(2,894)	(149)	(7)	—	(35)	(61)	(3,146)
Net deferred tax (liability)	$(2,378)	$(32)	$(7)	$(7)	$(30)	$(61)	$(2,515)

		Recognized in
(US$ Millions)	Dec. 31, 2017	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2018
Deferred tax assets	$342	$(23)	$—	$208	$(11)	$—	$516
Deferred tax (liabilities)	(3,230)	240	—	(32)	128	—	(2,894)
Net deferred tax (liability)	$(2,888)	$217	$—	$176	$117	$—	$(2,378)

During 2019, the partnership and its subsidiaries deconsolidated certain investments in BSREP III investments. This resulted in the recognition of net deferred tax (liabilities) of $7 million. During 2019, the partnership and subsidiaries finalized purchase price allocations for certain business combinations. This resulted in a decrease of $7 million of net deferred tax assets being recognized. The partnership and its subsidiaries reclassified $61 million of certain tax credits from net deferred tax (liabilities) to other assets on the balance sheet.

During 2018, the partnership and its subsidiaries acquired additional ownership in Brookfield Global Real Estate Special Opportunities Inc. causing the partnership to consolidate the investment. This resulted in the recognition of net deferred tax assets of $200 million. During 2018, the purchase price allocations for certain business combinations were completed and an additional $25 million of net deferred tax (liabilities) were recognized.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $60 million (December 31, 2018 - $41 million) related to non-capital losses that will begin to expire in 2032, and $33 million (December 31, 2018 - $34 million) related to capital losses that have no expiry. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $351 million (December 31, 2018 - $291 million) related to net operating losses that will begin to expire in 2027. The Holding Entities and their foreign subsidiaries, mainly in South Korea and India, have deferred tax assets of $107 million (December 31, 2018 - $94 million) related to non-capital losses which will begin to expire in 2020.

The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Unused tax losses - gross
Net operating losses (United States)	$287	$74
Net operating losses (foreign)	428	351
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$715	$425

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $715 million (December 31, 2018 - $425 million) related to net operating losses. Approximately $83 million of the foreign net operating losses will expire by 2028. The remaining foreign net operating losses have no expiry. The majority of the U.S. net operating losses will begin to expire in 2035.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2019 is approximately $11 billion (December 31, 2018 - $10 billion).

The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2019	2018	2017
Current income tax expense	$164	$299	$172
Deferred income tax expense (benefit)	32	(218)	20
Income tax expense	$196	$81	$192

The increase in income tax expense for the year ended December 31, 2019 compared to the prior year primarily relates to the partnership recorded a significant deferred tax recovery in 2018 as a result of the acquisition of a controlling interest in GGP.

Years ended Dec. 31,	2019	2018	2017
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(14)%	(10)%	(5)%
Non-controlling interests in income of flow-through entities	(4)%	(11)%	(12)%
Change in tax rates applicable to temporary differences in other jurisdictions	(3)%	(5)%	(5)%
Other	—%	2%	3%
Effective income tax rate	5%	2%	7%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.